STRATTON MUTUAL FUNDS

                        Stratton Growth Fund, Inc.
                Stratton Monthly Dividend REIT Shares, Inc.
                          The Stratton Funds, Inc.

                     Supplement dated December 3, 2001
                      to Prospectus dated May 1, 2001

    The following legend appears on the cover page of the Prospectus:

"The Securities and Exchange Commission has not approved or disapproved these securities nor has it passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense."





                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                 WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                       INFORMATION FOR FUTURE REFERENCE.